Other current liabilities - Summary of other current liabilities (Detail) € in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about other current liabilities [Line Items]
Income tax liability	€ 4,298		€ 4,298
Payroll tax	3,560	$ 0	3,426	$ 0
Accrual for vacation	1,277		806
Accrued bonuses			680
Other liabilities	213		156
Total	€ 9,348		€ 9,366